Share-based Payments - Schedule of Range of Exercise Prices of Outstanding Share Options (Details)	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	12,411,059	14,483,990	16,956,590	17,793,881
Wtd Average Exercise Price (in GBP per share)	£ 2.19	£ 2.25	£ 2.29	£ 2.31
Weighted average remaining contractual life of outstanding share options	5 years 7 months 13 days	5 years 10 months 13 days	7 years 2 months 12 days	8 years 10 days
0.01
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	£ 0.01
Number of share options (in shares) | shares	89,845
Wtd Average Exercise Price (in GBP per share)	£ 0
Weighted average remaining contractual life of outstanding share options	3 years 9 months
1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	5,627,230
Wtd Average Exercise Price (in GBP per share)	£ 1.62
Weighted average remaining contractual life of outstanding share options	5 years 8 months 23 days
2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	4,100,484
Wtd Average Exercise Price (in GBP per share)	£ 2.25
Weighted average remaining contractual life of outstanding share options	6 years 5 months 26 days
3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options (in shares) | shares	2,593,500
Wtd Average Exercise Price (in GBP per share)	£ 3.40
Weighted average remaining contractual life of outstanding share options	4 years 25 days
Bottom of range | 1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	£ 1.00
Bottom of range | 2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	2.00
Bottom of range | 3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	3.00
Top of range | 1.00 to 2.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	2.00
Top of range | 2.00 to 3.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	3.00
Top of range | 3.00 to 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices (in GBP per share)	£ 4.00